Securities Available for Sale (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Securities, Less than 12 Months, Fair Value	$ 16,299	$ 12,390
Securities, Less than 12 Months, Unrealized Losses	(245)	(130)
Securities, 12 Months or More, Fair Value	943	0
Securities, 12 Months or More, Unrealized Losses	(57)	0
Securities, Total, Fair Value	17,242	12,390
Securities, Total, Unrealized Losses	(302)	(130)
Collateralized Mortgage Obligations [Member]
Securities, Less than 12 Months, Fair Value	8,156	5,956
Securities, Less than 12 Months, Unrealized Losses	(52)	(65)
Securities, 12 Months or More, Fair Value	0	0
Securities, 12 Months or More, Unrealized Losses	0	0
Securities, Total, Fair Value	8,156	5,956
Securities, Total, Unrealized Losses	(52)	(65)
Us Government Agencies Debt Securities [Member]
Securities, Less than 12 Months, Fair Value	5,487	4,480
Securities, Less than 12 Months, Unrealized Losses	(13)	(20)
Securities, 12 Months or More, Fair Value	0	0
Securities, 12 Months or More, Unrealized Losses	0	0
Securities, Total, Fair Value	5,487	4,480
Securities, Total, Unrealized Losses	(13)	(20)
Residential Mortgage Backed Securities [Member]
Securities, Less than 12 Months, Fair Value	1,831
Securities, Less than 12 Months, Unrealized Losses	(5)
Securities, 12 Months or More, Fair Value	0
Securities, 12 Months or More, Unrealized Losses	0
Securities, Total, Fair Value	1,831
Securities, Total, Unrealized Losses	(5)
Corporate Bond Securities [Member]
Securities, Less than 12 Months, Fair Value	825	1,954
Securities, Less than 12 Months, Unrealized Losses	(175)	(45)
Securities, 12 Months or More, Fair Value	943	0
Securities, 12 Months or More, Unrealized Losses	(57)	0
Securities, Total, Fair Value	1,768	1,954
Securities, Total, Unrealized Losses	$ (232)	$ (45)